Lines of business - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total fee and other revenue	$ 12,794	$ 12,165	$ 12,073
Net interest revenue (expense)	3,611	3,308	3,138
Provision for credit losses	(11)	(24)	(11)
Income from consolidated investment management funds, net of noncontrolling interests	4,266	4,090	3,547
Investment income (loss), net	(13)	70	26
Net income (loss) attributable to noncontrolling interests	(12)	24	1
Investment Management
Segment Reporting Information [Line Items]
Net income (loss) attributable to noncontrolling interests	(12)	33	10
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue	12,792	12,202	12,089
Net interest revenue (expense)	3,611	3,308	3,138
Total revenue	16,403	15,510	15,227
Provision for credit losses	(11)	(24)	(11)
Noninterest expense	11,210	10,948	10,514
Income (loss) before taxes	$ 5,204	$ 4,586	$ 4,724
Pre-tax operating margin	32.00%	30.00%	31.00%
Average assets	$ 343,774	$ 343,848	$ 358,477
Net income (loss) attributable to noncontrolling interests	(1)	(9)	(9)
Operating segments | Investment Services
Segment Reporting Information [Line Items]
Total fee and other revenue	8,926	8,527	8,299
Net interest revenue (expense)	3,372	3,058	2,797
Total revenue	12,298	11,585	11,096
Provision for credit losses	1	(7)	8
Noninterest expense	8,058	7,747	7,342
Income (loss) before taxes	$ 4,239	$ 3,845	$ 3,746
Pre-tax operating margin	34.00%	33.00%	34.00%
Average assets	$ 262,747	$ 254,646	$ 273,808
Operating segments | Investment Management
Segment Reporting Information [Line Items]
Total fee and other revenue	3,781	3,668	3,424
Net interest revenue (expense)	303	329	327
Total revenue	4,084	3,997	3,751
Provision for credit losses	3	2	6
Noninterest expense	2,818	2,854	2,778
Income (loss) before taxes	$ 1,263	$ 1,141	$ 967
Pre-tax operating margin	31.00%	29.00%	26.00%
Average assets	$ 31,446	$ 31,450	$ 30,169
Income from consolidated investment management funds, net of noncontrolling interests	(1)	37	16
Investment income (loss), net	(13)	70	26
Net income (loss) attributable to noncontrolling interests	(12)	33	10
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue	85	7	366
Net interest revenue (expense)	(64)	(79)	14
Total revenue	21	(72)	380
Provision for credit losses	(15)	(19)	(25)
Noninterest expense	334	347	394
Income (loss) before taxes	(298)	(400)	11
Average assets	$ 49,581	$ 57,752	$ 54,500